Columbia Massachusetts Intermediate Municipal Bond Fund
Third Quarter Report
July 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 2.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.6%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	4.050%	1,300,000	1,300,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	4.050%	1,000,000	1,000,000
Total			2,300,000
Total Floating Rate Notes (Cost $2,300,000)			2,300,000

Municipal Bonds 96.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.5%
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,042,375
Revenue Bonds
Series 2019C
07/01/2035	5.000%	2,000,000	2,118,424
Series 2021E
07/01/2038	5.000%	1,000,000	1,076,119
Massachusetts Port Authority
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	610,223
Total			4,847,141
Charter Schools 1.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,000,000	1,006,859
International Charter School
Series 2015
04/15/2025	5.000%	110,000	110,130
Total			1,116,989
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 25.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	614,360
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,133,554
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,080,859
10/01/2036	5.000%	1,140,000	1,224,489
Series 2019
10/01/2036	5.000%	1,535,000	1,660,778
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,553,056
01/01/2034	5.000%	1,000,000	1,034,178
Northeastern University
Series 2024
10/01/2041	5.000%	1,000,000	1,139,069
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,044,161
10/01/2028	5.000%	1,100,000	1,114,828
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	514,776
10/01/2035	5.000%	455,000	467,854
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	902,207
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	688,347
Worcester Polytechnic Institute
Series 2017
09/01/2037	5.000%	290,000	303,793
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	931,613
10/01/2033	5.000%	900,000	947,765
Bentley University
Series 2016
07/01/2036	4.000%	1,000,000	1,003,426

Columbia Massachusetts Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,248,262
Worcester Polytechnic Institute
Series 2019
09/01/2038	5.000%	865,000	929,485
Total			22,536,860
Hospital 8.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
CareGroup
Series 2016I
07/01/2033	5.000%	1,000,000	1,025,213
Mass General Brigham
Series 2024D
07/01/2042	5.000%	1,000,000	1,113,664
Partners HealthCare System
Series 2016
07/01/2031	5.000%	1,000,000	1,033,160
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	1,000,000	1,021,379
Series 2017
07/01/2031	5.000%	1,000,000	1,029,518
Revenue Bonds
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,028,282
07/01/2037	5.000%	1,035,000	1,079,971
Total			7,331,187
Human Service Provider 1.1%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Seven Hills Foundation
Series 2021
09/01/2039	4.000%	1,000,000	995,487
Joint Power Authority 1.2%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,053,587
Multi-Family 1.2%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2034	5.000%	1,000,000	1,019,046
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 7.0%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2034	5.000%	500,000	523,825
05/01/2035	5.000%	500,000	524,332
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	2,631,044
04/01/2035	5.000%	2,350,000	2,469,425
Total			6,148,626
Pool / Bond Bank 3.1%
Massachusetts Clean Water Trust (The)
Revenue Bonds
Green Bonds
Series 2019
08/01/2038	5.000%	2,000,000	2,174,103
Sustainability Bonds
Series 2023-25B
02/01/2040	5.000%	500,000	569,138
Total			2,743,241
Prep School 1.2%
Massachusetts Development Finance Agency
Revenue Bonds
Trustees of Deerfield Academy
Series 2023
10/01/2032	5.000%	925,000	1,077,517
Refunded / Escrowed 8.6%
Massachusetts Development Finance Agency
Prerefunded 07/01/25 Revenue Bonds
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	2,844,838
Prerefunded 10/01/24 Revenue Bonds
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,203,820
Massachusetts State College Building Authority(d)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,538,107
Total			7,586,765
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 9.1%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,257,224
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	957,631
10/01/2039	5.000%	250,000	257,558
Salem Community Corp.
Series 2022
01/01/2040	5.125%	1,000,000	983,764
Massachusetts Development Finance Agency(e)
Refunding Revenue Bonds
Loomis Obligated Group
Series 2022
01/01/2031	4.000%	1,500,000	1,521,131
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,500,818
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,566,193
Total			8,044,319
Sales Tax 7.3%
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,563,872
07/01/2032	0.000%	5,105,000	3,909,506
Total			6,473,378
State General Obligation 12.0%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	1,000,000	1,129,668
Series 2016I
12/01/2030	5.000%	3,000,000	3,122,201
Series 2019G
09/01/2036	4.000%	2,000,000	2,037,362
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Limited General Obligation Refunding Bonds
Series 2023C
08/01/2040	5.000%	1,000,000	1,132,910
Series 2024A
03/01/2039	5.000%	1,000,000	1,147,543
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	2,000,000	2,016,815
Total			10,586,499
Student Loan 0.3%
Massachusetts Educational Financing Authority(c)
Revenue Bonds
Series 2020B
07/01/2028	5.000%	250,000	258,906
Turnpike / Bridge / Toll Road 2.4%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Refunding Revenue Bonds
Series 2019A
01/01/2035	5.000%	2,000,000	2,154,145
Water & Sewer 1.3%
Massachusetts Water Resources Authority
Revenue Bonds
Series 2024C
08/01/2040	5.000%	1,000,000	1,154,461
Total Municipal Bonds (Cost $86,064,733)			85,128,154

Money Market Funds 0.3%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.467%(f)	216,631	216,653
Total Money Market Funds (Cost $216,631)		216,653
Total Investments in Securities (Cost: $88,581,364)		87,644,807
Other Assets & Liabilities, Net		626,241
Net Assets		88,271,048

Columbia Massachusetts Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2024, the total value of these securities amounted to $4,588,142, which represents 5.20% of total net assets.

(f)	The rate shown is the seven-day current annualized yield at July 31, 2024.
Abbreviation Legend
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT191_10_P01_(09/24)